Benefits offered to employees	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Benefits offered to employees

25 Benefits offered to employees

25.1 Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

The amounts recognized in profit or loss were:

	2023	2022	2021

Health care	272	244	236
Private pension	118	128	137
Transport	91	86	77
Meals	70	63	51
Life insurance	12	10	10
Training	22	27	16
Other	26	16	13
	611	574	540

25.2 Long-term incentive plan (“ILP Plan”)

On March 21, 2018, the Extraordinary Shareholders Meeting approved the Long-Term Incentive Plan with the grant of Restricted Shares (“ILP Plan”) to align the interests of shareholders and executive officers (participants) and to promote their continued employment at the Company.

The grant is subject to the voluntary investment of own financial resources by participants in the shares issued by the Company (tickers BRKM5 or BAK). To acquire the right, participants must maintain their employment relationship with the Company and hold uninterruptedly the shares acquired during the three-year vesting period.

When the conditions to obtain the right are met, the Company transfers to participants the number of restricted shares to which they are entitled, which are held in treasury or acquired through repurchase program.

If the transfer is not possible, the Company will pay to participants, in cash, the amount equivalent to the shares granted at the share price traded on stock exchange on the second business day immediately prior to the respective payment date.

The fair value of shares on the grant date is recognized on a straight-line basis under personnel expenses during the vesting period, reflecting the expected number of shares that will meet the conditions to obtain the right, in such a way that the end amount recognized as an expense is based on the number of shares that effectively meet the conditions on the vesting date.

The form of settlement of the ILP Plan determines the corresponding entry of expenses, which is recognized under equity for payment of shares and recognized under liabilities for cash payment, with the liability remeasured on each reporting date and on the settlement date, based on the American Depositary Receipt price. Any changes in the fair value of the liability are recognized as personnel expenses.

The programs listed below were approved by the Board of Directors under the terms and conditions of the Long-Term Incentive Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired.

Flat	Grant Date	End of Grace Period	Settlement Method	Granted quantities	(-) Canceled	(-) Exercised	Qty. on 12/31/2022	(+) Granted	(-) Canceled	(-) Exercised	Qty. on 12/31/2023	Fair value of the share*

2020 Plan	04/01/20	04/01/23	Shares	1,007,883	(72,743)	(2,373)	932,767		(5,683)	(927,084)
2020 Plan	04/01/20	04/01/23	Cash	314,333	(47,943)		266,390		(4,887)	(261,503)

2021 Plan	05/10/21	05/10/24	Shares	557,888	(9,598)		548,290		(31,751)		516,539	R$ 51.39
2021 Plan	05/10/21	05/10/24	Cash	144,779			144,779		(3,879)		140,900	USD 9.67

2022 Plan	05/17/22	05/17/25	Shares	537,870			537,870		(32,462)		505,408	R$ 44.15
2022 Plan	05/17/22	05/17/25	Cash	132,902			132,902		(1,115)		131,787	USD 9.67

2023 Plan	09/06/23	09/06/26	Shares					931,050			931,050	R$ 23.02
2023 Plan	09/06/23	09/06/26	Cash					213,400	(5,080)	(114)	208,206	USD 7.16

(*)	Values in monetary units.

On December 31, 2023, the amount recorded in equity is R$ 37 (2022: R$ 39).

25.3 Post-employment benefits

(i)	Defined contributions plans

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

(ii)	Defined benefit plans

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets.

The calculation of the obligation of the defined benefit plan is made annually by a qualified actuary using the projected unit credit method. When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive (loss) income.

(iii)	Health care

The Company’s net obligation for health care is the estimated amount of future benefit that employees will receive in return for services provided in the prior periods. Such amount is discounted to its present value and remeasurements are recognized in profit or loss for the period.

The calculation of health care obligations mainly consider the Company’s aging and premium history, medical cost inflation and new technologies.

(a) Amounts in statement of financial position

	2023	2022
Defined benefit
Novamont Braskem America	57	58
Braskem Idesa	30	23
Braskem Alemanha and Netherlands	165	148
	252	229

Health care (i)
Bradesco saúde	368	322
Total obligations	620	551

Fair value of plan assets	(53)	(57)

Consolidated net balance (non-current liabilities)	567	494

(i)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

(b) Change in obligations and fair value

			2023			2022			2021
	Health	Benefit		Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total	care	plans	Total

Balance at beginning of year	322	229	551	245	363	608	218	370	588
Current service cost	5	8	13	5	13	18	5	14	19
Interest cost	29	13	42	20	7	27	16	6	22
Benefits paid	(15)	(6)	(21)	(13)	(34)	(47)	(11)	(7)	(18)
Actuarial losses (gain)	27		27	65	(83)	(18)	17	(27)	(10)
Exchange variation		8	8		(37)	(37)		7	7
Balance at the end of the year	368	252	620	322	229	551	245	363	608

On December 31, 2023, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(c) Actuarial assumptions

					2023					2022					2021
		Novamont					Novamont					Novamont
	Health	Braskem	Braskem			Health	Braskem	Braskem			Health	Braskem	Braskem
	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands

Discount rate	5.35	5.20	10.50	3.60	4.15	5.97	5.10	8.00	1.20	3.60	5.33	2.90	8.00	1.20	1.20
Inflation rate	3.00	n/a	3.50	2.00	2.00	3.00	n/a	4.00	2.00	2.00	3.00	n/a	4.00	2.00	2.00
Rate of increase in future salary levels	n/a	n/a	4.50	3.25	3.25	n/a	n/a	5.00	3.00	3.25	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	2.25	2.25	n/a	n/a	n/a	1.75	2.25	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.25	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	12.10	n/a	n/a	n/a	n/a	12.83	n/a	n/a	n/a	n/a	14.16	n/a	n/a	n/a	n/a

(d) Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
		Novamont					Novamont					Novamont
	Health	Braskem	Braskem			Health	Braskem	Braskem			Health	Braskem	Braskem
	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands
Discount rate	1.00%	1.00%	1.00%	0.25%	0.25%	38	(2)	2	(6)		47	9	2	7	4
Rate of increase in future pension plan	1.00%	n/a	n/a	0.25%	0.25%	(9)	n/a	n/a	5		9	n/a	n/a	(5)
Life expectancy	1.00%	n/a	n/a	1 year	1 year	49	n/a	n/a	4		(40)	n/a	n/a	(4)
Mortality rate	n/a	10.00%	n/a	n/a	n/a	n/a	1	n/a	n/a	n/a	n/a	5	n/a	n/a	n/a